Loans and borrowings - Summary of Loans and Borrowings (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current portion of loans and borrowings
Bank loans	€ 59	€ 73
Lease liabilities	7,302	6,013
Total current portion of loans and borrowings	7,361	6,086
Non - Current portion of loans and borrowings
Bank loans	772	411,379
Lease liabilities	14,712	17,885
Total non current portion of loans and borrowings	15,484	429,264
Total	€ 22,845	€ 435,350